Inventory, net (Details) - USD ($)	Sep. 30, 2024	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Raw materials	$ 2,547,000		$ 2,211,000
Work-in-Process	509,000		197,000
Finished goods	1,083,000		914,000
Total inventory	$ 4,139,000		3,322,000
Adagio Medical Inc
Raw materials		$ 2,450,000	2,211,000		$ 0
Work-in-Process		469,000	197,000		0
Finished goods		1,143,000	914,000		367,000
Total inventory		4,062,000	3,322,000		367,000
Net of obsolescence and manufacturing scrap		$ 300,000	$ 93,600	$ 62,000	$ 300,000